Condensed Consolidating Financial Information Condensed Consolidating Statements of Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended													9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Revenue	$ 1,298,094	$ 1,067,915	[1]	$ 1,016,707	[1]	$ 1,006,531	[1]	$ 1,031,777	[1]	$ 939,632	$ 783,898	$ 759,684	$ 786,648	$ 3,745,839	$ 3,055,015	$ 4,122,930	$ 3,269,862	$ 2,469,881
Cost of goods sold	780,187			607,002										2,216,110	1,775,996	2,398,790	1,877,869	1,376,401
Gross margin	517,907	445,121	[1]	409,705	[1]	421,931	[1]	447,383	[1]	391,789	334,322	322,236	343,646	1,529,729	1,279,019	1,724,140	1,391,993	1,093,480
Facility and warehouse expenses	108,349			86,739										311,480	254,039	347,917	293,423	233,993
Distribution expenses	109,593			93,652										320,033	277,391	375,835	287,626	212,718
Selling, general and administrative expenses	153,546			121,049										436,614	364,461	495,591	391,942	310,228
Restructuring and acquisition related expenses	2,206			116										7,391	2,558	2,751	7,590	668
Depreciation and amortization	20,818			16,715										57,850	46,961	64,093	49,929	37,996
Operating income	123,395	104,344	[1]	91,434	[1]	108,567	[1]	133,608	[1]	90,138	85,488	78,486	107,371	396,361	333,609	437,953	361,483	297,877
Other expense (income):
Interest expense																31,429	24,307	29,765
Interest expense, net	15,200			7,964										36,287	22,687	31,215	22,447	28,316
Intercompany interest (income) expense, net	0			0										0	0	0	0	0
Loss on debt extinguishment	0			0										2,795	0	0	5,345	0
Change in fair value of contingent consideration liabilities	712	(200)		1,892		1,200		(1,300)		200		(1,600)		1,765	1,787	1,643	(1,408)	0
Interest and other income, net	(1,562)			(1,674)										(1,737)	(3,413)	(4,286)	(2,532)	(2,013)
Total other expense, net	14,350			8,182										39,110	21,061	28,786	25,712	27,752
Income from continuing operations before provision for income taxes	109,045			83,252										357,251	312,548	409,167	335,771	270,125
Provision for income taxes	35,600			29,204										123,492	113,511	147,942	125,507	103,007
Equity in earnings of subsidiaries	0			0										0	0	0	0	0
Income from continuing operations																261,225	210,264	167,118
Discontinued operations:
Income from discontinued operations, net of taxes																0	0	224
Gain on sale of discontinued operations, net of taxes																0	0	1,729
Income from discontinued operations																0	0	1,953
Net income	73,445	62,188	[1]	54,048	[1]	63,998	[1]	80,991	[1]	56,145	49,231	46,706	58,182	233,759	199,037	261,225	210,264	169,071
Parent Company
Condensed Financial Statements, Captions [Line Items]
Revenue	0			0										0	0	0	0	0
Cost of goods sold	0			0										0	0	0	0	0
Gross margin	0			0										0	0	0	0	0
Facility and warehouse expenses	0			0										0	0	0	0	0
Distribution expenses	0			0										0	0	0	0	0
Selling, general and administrative expenses	6,813			4,876										20,130	16,082	21,098	22,680	20,873
Restructuring and acquisition related expenses	0			0										0	0	0	0	0
Depreciation and amortization	65			75										187	222	296	239	93
Operating income	(6,878)			(4,951)										(20,317)	(16,304)	(21,394)	(22,919)	(20,966)
Other expense (income):
Interest expense																24,272	21,839	28,069
Interest expense, net	13,335			6,350										29,589	18,262
Intercompany interest (income) expense, net	(13,028)			(9,367)										(34,318)	(27,964)	(37,491)	(36,018)	(35,967)
Loss on debt extinguishment														2,795			5,345
Change in fair value of contingent consideration liabilities	0			0										0	0	0	(2,000)
Interest and other income, net	45			(38)										172	(32)	(43)	(332)	(129)
Total other expense, net	352			(3,055)										(1,762)	(9,734)	(13,262)	(11,166)	(8,027)
Income from continuing operations before provision for income taxes	(7,230)			(1,896)										(18,555)	(6,570)	(8,132)	(11,753)	(12,939)
Provision for income taxes	(2,867)			(1,228)										(7,199)	(2,924)	(3,287)	(6,034)	(6,238)
Equity in earnings of subsidiaries	77,808			54,716										245,115	202,683	266,070	215,983	175,772
Income from continuing operations																		169,071
Discontinued operations:
Income from discontinued operations, net of taxes																		0
Gain on sale of discontinued operations, net of taxes																		0
Income from discontinued operations																		0
Net income	73,445			54,048										233,759	199,037	261,225	210,264	169,071
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Revenue	876,862			791,672										2,698,008	2,415,328	3,236,507	2,975,275	2,370,488
Cost of goods sold	522,176			477,842										1,593,764	1,410,926	1,886,098	1,721,419	1,324,924
Gross margin	354,686			313,830										1,104,244	1,004,402	1,350,409	1,253,856	1,045,564
Facility and warehouse expenses	79,565			72,037										240,389	211,861	287,036	261,260	218,384
Distribution expenses	73,752			69,758										224,266	210,315	281,011	257,395	202,649
Selling, general and administrative expenses	93,549			85,360										282,364	256,001	346,596	321,403	272,797
Restructuring and acquisition related expenses	411			70										750	1,808	1,812	3,438	668
Depreciation and amortization	14,014			12,642										41,568	36,703	49,782	44,724	36,184
Operating income	93,395			73,963										314,907	287,714	384,172	365,636	314,882
Other expense (income):
Interest expense																308	99	560
Interest expense, net	81			47										621	20
Intercompany interest (income) expense, net	5,593			7,124										16,901	20,987	27,377	31,036	34,816
Loss on debt extinguishment														0			0
Change in fair value of contingent consideration liabilities	(72)			(148)										(936)	(83)	(1,943)	11
Interest and other income, net	(912)			(1,220)										(2,380)	(2,665)	(3,638)	(1,979)	(1,548)
Total other expense, net	4,690			5,803										14,206	18,259	22,104	29,167	33,828
Income from continuing operations before provision for income taxes	88,705			68,160										300,701	269,455	362,068	336,469	281,054
Provision for income taxes	33,973			27,844										115,625	106,473	140,150	128,930	108,737
Equity in earnings of subsidiaries	5,656			4,113										15,496	9,449	12,481	3,036	64
Income from continuing operations																		172,381
Discontinued operations:
Income from discontinued operations, net of taxes																		224
Gain on sale of discontinued operations, net of taxes																		1,729
Income from discontinued operations																		1,953
Net income	60,388			44,429										200,572	172,431	234,399	210,575	174,334
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Revenue	450,505			249,248										1,133,369	709,201	976,710	370,912	113,369
Cost of goods sold	287,284			153,373										707,884	434,584	602,979	232,775	65,453
Gross margin	163,221			95,875										425,485	274,617	373,731	138,137	47,916
Facility and warehouse expenses	28,784			14,702										71,091	42,178	60,881	32,163	15,609
Distribution expenses	35,841			23,894										95,767	67,076	94,824	30,231	10,069
Selling, general and administrative expenses	53,184			30,813										134,120	92,378	127,897	47,859	16,558
Restructuring and acquisition related expenses	1,795			46										6,641	750	939	4,152	0
Depreciation and amortization	6,739			3,998										16,095	10,036	14,015	4,966	1,719
Operating income	36,878			22,422										101,771	62,199	75,175	18,766	3,961
Other expense (income):
Interest expense																6,849	2,369	1,136
Interest expense, net	1,784			1,567										6,077	4,405
Intercompany interest (income) expense, net	7,435			2,243										17,417	6,977	10,114	4,982	1,151
Loss on debt extinguishment														0			0
Change in fair value of contingent consideration liabilities	784			2,040										2,701	1,870	3,586	581
Interest and other income, net	(695)			(416)										471	(716)	(605)	(221)	(336)
Total other expense, net	9,308			5,434										26,666	12,536	19,944	7,711	1,951
Income from continuing operations before provision for income taxes	27,570			16,988										75,105	49,663	55,231	11,055	2,010
Provision for income taxes	4,494			2,588										15,066	9,962	11,079	2,611	508
Equity in earnings of subsidiaries	0			0										0	0	0	0	0
Income from continuing operations																		1,502
Discontinued operations:
Income from discontinued operations, net of taxes																		0
Gain on sale of discontinued operations, net of taxes																		0
Income from discontinued operations																		0
Net income	23,076			14,400										60,039	39,701	44,152	8,444	1,502
Consolidation, Eliminations
Condensed Financial Statements, Captions [Line Items]
Revenue	(29,273)			(24,213)										(85,538)	(69,514)	(90,287)	(76,325)	(13,976)
Cost of goods sold	(29,273)			(24,213)										(85,538)	(69,514)	(90,287)	(76,325)	(13,976)
Gross margin	0			0										0	0	0	0	0
Facility and warehouse expenses	0			0										0	0	0	0	0
Distribution expenses	0			0										0	0	0	0	0
Selling, general and administrative expenses	0			0										0	0	0	0	0
Restructuring and acquisition related expenses	0			0										0	0	0	0	0
Depreciation and amortization	0			0										0	0	0	0	0
Operating income	0			0										0	0	0	0	0
Other expense (income):
Interest expense																0	0	0
Interest expense, net	0			0										0	0
Intercompany interest (income) expense, net	0			0										0	0	0	0	0
Loss on debt extinguishment														0			0
Change in fair value of contingent consideration liabilities	0			0										0	0	0	0
Interest and other income, net	0			0										0	0	0	0	0
Total other expense, net	0			0										0	0	0	0	0
Income from continuing operations before provision for income taxes	0			0										0	0	0	0	0
Provision for income taxes	0			0										0	0	0	0	0
Equity in earnings of subsidiaries	(83,464)			(58,829)										(260,611)	(212,132)	(278,551)	(219,019)	(175,836)
Income from continuing operations																		(175,836)
Discontinued operations:
Income from discontinued operations, net of taxes																		0
Gain on sale of discontinued operations, net of taxes																		0
Income from discontinued operations																		0
Net income	$ (83,464)			$ (58,829)										$ (260,611)	$ (212,132)	$ (278,551)	$ (219,019)	$ (175,836)

[1]	Gross margin and operating income during the quarters ended March 31, 2012, June 30, 2012, September 30, 2012 and December 31, 2012 include gains of $8.3 million, $8.4 million, $0.5 million and $0.7 million, respectively, resulting from lawsuit settlements with certain of our aftermarket product suppliers as discussed in Note 8, "Commitments and Contingencies."